Unaudited Condensed Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the period	$ 2,075	$ 2,342
Taxation	699	737
Share of after tax results of associates and joint ventures	(115)	(253)
Net finance charges	442	431
Non-operating items	54	60
Operating profit	3,155	3,317
Increase in inventories	(175)	(82)
Increase in trade and other receivables	(1,181)	(1,106)
Increase in trade and other payables and provisions	942	469
Net increase in working capital	(414)	(719)
Depreciation, amortisation and impairment	389	411
Dividends received	5	5
Post-employment payments less amounts included in operating profit	5	(24)
Other items	75	59
Adjustments to reconcile profit (loss), Total	474	451
Cash generated from operations	3,215	3,049
Interest received	112	91
Interest paid	(496)	(443)
Taxation paid	(506)	(551)
Interest and income taxes paid (received), classified as operating activities	(890)	(903)
Net cash inflow from operating activities	2,325	2,146
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	3	7
Purchase Of Property, Plant and Equipment And Computer Software	(632)	(582)
Movements in loans and other investments	(43)	(109)
Sale of businesses and brands	116	18
Acquisition of subsidiaries	(29)	(3)
Investments in associates and joint ventures	(47)	(51)
Net cash outflow from investing activities	(632)	(720)
Cash flows from financing activities
Share buyback programme	0	(480)
Net sale of own shares for share schemes	3	5
Purchase of treasury shares in respect of subsidiaries	(4)	0
Dividends paid to non-controlling interests	(74)	(71)
Proceeds from bonds	2,106	1,690
Repayment of bonds	(1,158)	(1,132)
Cash inflow from other borrowings	77	470
Cash outflow from other borrowings	(650)	(801)
Equity dividends paid	(1,399)	(1,348)
Net cash outflow from financing activities	(1,099)	(1,667)
Net increase/(decrease) in net cash and cash equivalents	594	(241)
Exchange differences	(68)	(45)
Movement of cash and cash equivalents in assets held for sale	4	0
Net cash and cash equivalents at beginning of the period	1,109	1,768
Net cash and cash equivalents at end of the period	1,639	1,482
Net cash and cash equivalents consist of:
Cash and cash equivalents	1,656	1,529
Bank overdrafts	(17)	(47)
Net cash and cash equivalents	$ 1,639	$ 1,482